UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 4.2%
	CALL OPTIONS – 2.2%
	S&P 500 Index
475	Exercise Price: $2,105.00, Expiration Date: July 1, 2016	$141,312
200	Exercise Price: $2,005.00, Expiration Date: July 15, 2016	1,903,000
250	Exercise Price: $2,070.00, Expiration Date: July 15, 2016	967,500
225	Exercise Price: $2,075.00, Expiration Date: July 15, 2016	785,250
200	Exercise Price: $2,010.00, Expiration Date: July 29, 2016	1,933,000

	TOTAL CALL OPTIONS (Cost $4,177,919)	5,730,062

	PUT OPTIONS – 2.0%
	S&P 500 Index
475	Exercise Price: $2,090.00, Expiration Date: July 1, 2016	155,563
200	Exercise Price: $1,965.00, Expiration Date: July 15, 2016	39,000
250	Exercise Price: $2,035.00, Expiration Date: July 15, 2016	158,750
225	Exercise Price: $2,040.00, Expiration Date: July 15, 2016	156,375
200	Exercise Price: $1,955.00, Expiration Date: July 29, 2016	108,000
700	Exercise Price: $1,400.00, Expiration Date: December 16, 2016	385,000
700	Exercise Price: $2,000.00, Expiration Date: December 16, 2016	4,424,000

	TOTAL PUT OPTIONS (Cost $9,222,724)	5,426,688

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $13,400,643)	11,156,750

Principal Amount

	SHORT-TERM INVESTMENTS – 98.9%
$188,719,299	UMB Money Market Fiduciary, 0.01%[1]	188,719,299
75,000,000	United States Treasury Bill, 0.00%, 8/18/2016[2]	74,977,536

	TOTAL SHORT-TERM INVESTMENTS (Cost $263,696,835)	263,696,835

	TOTAL INVESTMENTS – 103.1% (Cost $277,097,478)	274,853,585
	Liabilities in Excess of Other Assets – (3.1)%	(8,114,242)

	TOTAL NET ASSETS –100.0%	$266,739,343

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (2.3)%
	CALL OPTIONS – (1.1)%
	S&P 500 Index
(475)	Exercise Price: $2,140.00, Expiration Date: July 1, 2016	(5,938)
(200)	Exercise Price: $2,045.00, Expiration Date: July 15, 2016	(1,182,000)
(250)	Exercise Price: $2,110.00, Expiration Date: July 15, 2016	(328,750)
(225)	Exercise Price: $2,115.00, Expiration Date: July 15, 2016	(241,875)

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(200)	Exercise Price: $2,060.00, Expiration Date: July 29, 2016	$(1,107,000)

	TOTAL CALL OPTIONS (Proceeds $1,614,831)	(2,865,563)

	PUT OPTIONS – (1.2)%
	S&P 500 Index
(950)	Exercise Price: $2,060.00, Expiration Date: July 1, 2016	(35,625)
(400)	Exercise Price: $1,935.00, Expiration Date: July 15, 2016	(51,000)
(500)	Exercise Price: $2,005.00, Expiration Date: July 15, 2016	(187,500)
(450)	Exercise Price: $2,010.00, Expiration Date: July 15, 2016	(182,250)
(400)	Exercise Price: $1,915.00, Expiration Date: July 29, 2016	(142,000)
(1,400)	Exercise Price: $1,700.00, Expiration Date: December 16, 2016	(2,597,000)

	TOTAL PUT OPTIONS (Proceeds $8,481,702)	(3,195,375)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $10,096,533)	(6,060,938)

[1]	The rate is the annualized seven-day yield at period end.
[2]	Security segregated as cover for open written option contracts.

See accompanying Notes to Schedule of Investments.

Ironclad Managed Risk Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Ironclad Managed Risk Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2016 (Unaudited)

(c) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Short-term Investments
The Ironclad Managed Risk Fund invests a significant amount (70.8% as of June 30, 2016) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk. The risk is managed by monitoring the financial institution in which the deposits are made.

Note 3 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$277,097,478

Gross unrealized appreciation	$2,419,879
Gross unrealized depreciation	(4,663,773)

Net unrealized depreciation on investments	$(2,243,894)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

Ironclad Managed Risk Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2016 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Purchased Options Contracts	$7,320,750	$3,836,000	$-	$11,156,750
Short-Term Investments
Money Market	188,719,299	-	-	188,719,299
U.S. Treasury Bill	-	74,977,536	-	74,977,536
Total Assets	$196,040,049	$78,813,536	$-	$274,853,585

Liabilities
Written Options Contracts	$6,060,938	$-	$-	$6,060,938

*	The Fund did not hold any Level 3 securities at June 30, 2016.
Transfers between Level 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	8/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/29/16